DEBT AND BORROWING ARRANGEMENTS - Schedule of Maturities of Long-Term Debt (Details ) $ in Millions	Dec. 31, 2024 USD ($)
Maturities of Long-Term Debt
2025	$ 648
2026	1,803
2027	5,064
2028	2,786
2029	$ 2,684